U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

January 23, 2018

VIA EDGAR TRANSMISSION (CIK #0001511699)

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Managed Portfolio Series (the “Trust”) Securities Act Registration No: 333-172080
Investment Company Registration No: 811-22525

Dear Sir or Madam:

On behalf of the Registrant, submitted herewith via the EDGAR system is Post-Effective Amendment No. 332 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A containing a prospectus and SAI for the ATAC Inflation Rotation Fund (the “Fund”) relating to the addition of Institutional Class shares for the Fund.  The Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is being filed to register Institutional Class shares of the ATAC Inflation Rotation Fund.  The Amendment relates only to the Fund and does not otherwise delete, amend, or supersede any information relating to any prospectus or statement of additional information (“SAI”) of the Registrant’s other series of shares.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; (ii) updating financial and certain other information contained in the prospectus and the statement of additional information; and (iii) making certain non-material changes.  Please direct any comments or questions regarding this filing to me at the number below.

If you have any questions or require further information, do not hesitate to contact me at (414) 765-6611.

Sincerely,

MANAGED PORTFOLIO SERIES

/s/ Thomas A. Bausch
Thomas A. Bausch, Esq.
Secretary of Managed Portfolio Series

cc: Michael O’Hare, Esq., Stradley Ronon Stevens & Young LLP